Trade Receivables - Schedule of Trade Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Total trade receivables	¥ 181,722	¥ 181,125
Trade receivables [member]
Trade receivables
Receivables from third‑party customers	192,540	184,471
Allowance for ECLs	(10,818)	(3,346)	¥ (3,459)
Total trade receivables	¥ 181,722	¥ 181,125